Employee benefits (Details) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [line items]
Current service cost	₨ 265	₨ 252	₨ 221
Interest on net defined benefit liability	(2)	6	14
Gratuity cost recognized in income statement	₨ 263	₨ 258	₨ 235